Other disclosures (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Disclosures
Up to 1 Year	R$ 366,739	R$ 469,244
Between 1 to 5 Years	912,695	1,004,390
More than 5 Years	63,578	139,324
Total	R$ 1,343,012	R$ 1,612,958